Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.2526	7.2071
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
RMB:1USD	7.1636		7.2993